Equity Financing Transactions of the Daughter Companies - Summary of Proceeds Received from Financial Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsidiary, Sale of Stock [Line Items]
Net cash proceeds	$ 0	$ 0	$ 172,930
Teekay Tankers | Continuous Offering Program
Subsidiary, Sale of Stock [Line Items]
Number of shares / units			475,000
Sale of Stock, Consideration Received Per Transaction			$ 8,826
Less: Teekay Corporation Portion			0
Offering Expenses			(305)
Net cash proceeds			$ 8,521
Teekay Tankers | Private Equity Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares / units			269,396.5
Sale of Stock, Consideration Received Per Transaction			$ 5,000
Less: Teekay Corporation Portion			(5,000)
Offering Expenses			0
Net cash proceeds			$ 0
Teekay Tankers | Direct Equity Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares / units			1,721,903
Sale of Stock, Consideration Received Per Transaction			$ 25,897
Less: Teekay Corporation Portion			(25,897)
Offering Expenses			0
Net cash proceeds			$ 0
Teekay Tankers | Direct Equity Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares / units			11,122,193
Sale of Stock, Consideration Received Per Transaction			$ 151,262
Less: Teekay Corporation Portion			(14,025)
Offering Expenses			0
Net cash proceeds			$ 137,237
Teekay Offshore | Private Equity Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares / units			6,521,518
Sale of Stock, Consideration Received Per Transaction			$ 29,817
Less: Teekay Corporation Portion			(17,160)
Offering Expenses			(212)
Net cash proceeds			$ 12,445
Teekay LNG | Preferred Units Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares / units			6,800,000
Sale of Stock, Consideration Received Per Transaction			$ 170,000
Less: Teekay Corporation Portion			0
Offering Expenses			(5,589)
Net cash proceeds			$ 164,411